Fair Value Measurement of Assets and Liabilities - Additional Information (Details)	12 Months Ended
Dec. 31, 2018
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, duration	1 month
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, duration	1 year
Maximum | Cash Flow Hedging | Foreign Exchange Contract | Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, duration	18 months